Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/16/2014
2	Payment Date					1/21/2014
3	Collection Period				12/1/2013	12/28/2013	28
4	Monthly Interest Period- Actual				12/20/2013	1/20/2014	32
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	441,636,218.71	—	36,280,463.30	405,355,755.41	0.8792966
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$535,636,218.71	$—	$36,280,463.30	$499,355,755.41

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$782,686,389.16			$746,405,925.86

13	NPV Lease Payments Receivable	613,692,648.78	188,314,663.48			172,397,178.80
14	NPV Base Residual	861,233,741.95	594,371,725.68			574,008,747.06

		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.33206%	N/A	—	—	—	—
16	Class A-2 Notes	0.66000%	N/A	—	—	—	—
17	Class A-3 Notes	0.87000%	N/A	320,186.26	0.6945472	36,600,649.56	79.3940337
18	Class A-4 Notes	1.06000%	N/A	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			403,219.59		36,683,682.89

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						14,215,018.03
20	Pull Ahead Waived Payments						—
21	Sales Proceeds—Early Terminations						14,832,665.28
22	Sales Proceeds via Customer—Scheduled Terminations						1,099,466.16
23	Sales Proceeds via Auction—Scheduled Terminations						2,263,772.11
24	Sales Proceeds via Dealer—Scheduled Terminations						9,506,930.58
25	Security Deposits for Terminated Accounts						15,048.00
26	Excess Wear and Tear Received						100,565.34
27	Excess Mileage Charges Received						110,128.55
28	Other Recoveries Received						24,778.35

29	Subtotal: Total Collections						42,168,372.40

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						2,970.40

33	Total Available Funds, prior to Servicer Advances						42,171,342.80

34	Servicer Advance						—

35	Total Available Funds						42,171,342.80

36	Reserve Account Draw						—

37	Available for Distribution						42,171,342.80

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						652,238.66
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						403,219.59
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds				41,110,884.55
51	Regular Principal Distribution Amount				36,280,463.30
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						36,280,463.30
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						4,830,421.25

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		535,636,218.71
57	Less: Aggregate Securitization Value (End of Collection Period)		(746,405,925.86)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		535,636,218.71
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(499,355,755.41)

63	Regular Principal Distribution Amount		36,280,463.30

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		746,405,925.86
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

67	Targeted Note Balance		499,355,755.41

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		42,171,342.80
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		652,238.66
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		403,219.59
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		41,110,884.55
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		41,110,884.55

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,631.95
87	Initial Reserve Account Balance		7,374,631.95
88	Beginning Reserve Account Balance		7,374,631.95
89	Plus: Net Investment Income for the Collection Period		352.92

90	Subtotal: Reserve Fund Available for Distribution		7,374,984.87
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,374,984.87
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		352.92

95	Equals: Ending Reserve Account Balance		7,374,631.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units—Customer	64	1,072,006.55
99	Aggregate Securitization Value for Scheduled Terminated Units—Auctions	180	2,543,972.89
100	Aggregate Securitization Value for Scheduled Terminated Units—Dealer	541	9,156,913.79
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units—Customer		(1,100,216.16)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units—Auctions		(2,264,497.11)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units—Dealer		(9,515,029.58)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(13,572.00)
105	Less: Excess Wear and Tear Received		(100,565.34)
106	Less: Excess Mileage Received		(110,128.55)

107	Current Period Net Residual Losses/(Gains)	785	(331,115.51)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	8,095	(6,019,747.90)
110	Current Period Net Residual Losses (Item 101)	785	(331,115.51)

111	Ending Cumulative Net Residual Losses	8,880	(6,350,863.41)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.43%

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 3

G.	POOL STATISTICS
113	Collateral Pool Balance Data			Initial	Current
114	Aggregate Securitization Value			1,474,926,391	746,405,926
115	Aggregate Base Residual Value			1,006,540,717	616,190,826
116	Number of Current Contracts			64,099	38,833
117	Weighted Average Lease Rate			2.96%	2.89%
118	Average Remaining Term			27.5	12.5
119	Average Original Term			38.3	38.5
120	Proportion of Base Prepayment Assumption Realized				125.87%
121	Actual Monthly Prepayment Speed				1.17%
122	Turn-in Ratio on Scheduled Terminations				91.85%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance—Beginning of Period		40,342	858,857,067	782,686,389
124	Depreciation/Payments			(13,455,313)	(9,635,723)
125	Gross Credit Losses		(8)	(149,461)	(149,386)
126	Early Terminations—Regular		(711)	(14,718,354)	(13,640,010)
127	Early Terminations—Lease Pull Aheads		(5)	(85,497)	(82,451)
128	Scheduled Terminations—Purchased by Customer	1,100,216	(64)	(1,098,875)	(1,072,007)
129	Scheduled Terminations—Sold at Auction	2,264,497	(180)	(2,666,584)	(2,543,973)
130	Scheduled Terminations—Purchased by Dealer	9,515,030	(541)	(9,547,682)	(9,156,914)

131	Pool Balance—End of Period		38,833	817,135,300	746,405,926

132	Delinquencies Aging Profile—End of Period		Units	Securitization Value	Percentage
133	Current		38,509	740,400,241	99.20%
134	31—90 Days Delinquent		294	5,387,521	0.72%
135	91+ Days Delinquent		30	618,164	0.08%

136	Total		38,833	746,405,926	100.00%

137	Credit Losses:			Units	Amounts
138	Aggregate Securitization Value on charged-off units			8	149,386
139	Aggregate Liquidation Proceeds on charged-off units				(73,187)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				—

143	Current Period Aggregate Net Credit Losses/(Gains)			8	76,199

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			276	2,038,121
146	Current Period Net Credit Losses (Item 136)			8	76,199

147	Ending Cumulative Net Credit Losses			284	2,114,320

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.14%

149	Aging of Scheduled Maturies Not Sold				Units
150	0—60 Days since Contract Maturity				443
151	61—120 Days since Contract Maturity				9
152	121+ Days since Contract Maturity				7

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 12-28-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
2/20/2014	19,348,391
3/20/2014	22,780,150
4/20/2014	22,802,517
5/20/2014	21,034,974
6/20/2014	18,767,918
7/20/2014	19,062,766
8/20/2014	33,606,449
9/20/2014	45,372,434
10/20/2014	56,147,782
11/20/2014	54,630,350
12/20/2014	44,650,825
1/20/2015	48,952,199
2/20/2015	54,451,325
3/20/2015	46,518,855
4/20/2015	45,060,459
5/20/2015	52,656,623
6/20/2015	44,556,194
7/20/2015	9,419,435
8/20/2015	11,479,171
9/20/2015	9,543,302
10/20/2015	10,207,294
11/20/2015	14,580,181
12/20/2015	12,216,165
1/20/2016	4,557,733
2/20/2016	4,735,398
3/20/2016	4,021,244
4/20/2016	4,905,076
5/20/2016	5,850,393
6/20/2016	4,389,783
7/20/2016	94,630
8/20/2016	4,833
9/20/2016	1,077
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—

Total:	746,405,925.86

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month